Transactions with Affiliates (Tables)	12 Months Ended
Mar. 31, 2014
Transactions with Affiliates
Summary of purchase and sales transactions of products and services

	Year Ended March 31,
	2014	2013	2012
	(in thousands)
Sales to SemGroup	$306,780	$32,431	$29,200
Purchases from SemGroup	445,951	60,425	23,800
Sales to entities affiliated with management	110,824	16,828	—
Purchases from entities affiliated with management	120,038	60,942	—

Schedule of receivables from affiliates
	March 31,
	2014	2013
	(in thousands)
Receivables from entities affiliated with management	$142	$22,883
Receivables from SemGroup	7,303	—
	$7,445	$22,883

Schedule of payables to affiliates
	March 31,
	2014	2013
	(in thousands)
Payables to SemGroup	$76,192	$4,601
Payables to entities affiliated with management	654	2,299
	$76,846	$6,900